40 Subsequent events (Details Narrative) - MW			12 Months Ended	13 Months Ended
	Mar. 17, 2020	Mar. 03, 2020	Dec. 31, 2019	Mar. 24, 2020
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Description of securites term			The term of these securities ranges from 1 to 52 months from the end of the reporting period.
Events After Reporting Period [Member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Percentage of acquisition	49.00%
Events After Reporting Period [Member] | HPP Gov. Bento Munhoz Da Rocha Neto [Member] | Copel Geracao e Transmissao S.A. [Member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Description of securites term		18 months
Events After Reporting Period [Member] | ANELL [Member] | Bottom Of Range [member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Energy generating unit				120
Events After Reporting Period [Member] | ANELL [Member] | Top Of Range [member]
AdditionalInformationToStatementOfCashFlowsLineItems [Line Items]
Energy generating unit				150